Condensed Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Premium income:
Gross premium written	$ 497,595	$ 332,714	$ 1,612,210	$ 1,021,016
Ceded premiums (related parties - three months $964; $131,758 and nine months $43,931; $423,259)	(66,025)	(174,591)	(194,599)	(543,373)
Net premium written	431,570	158,123	1,417,611	477,643
Change in unearned premium	6,836	8,002	(229,887)	(4,811)
Net earned premium	438,406	166,125	1,187,724	472,832
Ceding commission income (primarily related parties)	705	23,518	7,632	73,509
Service and fee income	45,894	34,385	121,086	93,053
Net investment income	13,697	8,439	34,232	22,093
Net realized gain (losses) on investments	(1,118)	516	(1,118)	1,463
Other revenue	373	0	480	16
Total revenues	497,957	232,983	1,350,036	662,966
Expenses:
Loss and loss adjustment expense	275,019	108,260	755,970	310,133
Acquisition costs and other underwriting expenses	83,915	32,231	232,706	94,664
General and administrative expenses	90,128	74,232	243,386	209,455
Interest expense	4,709	540	7,821	1,456
Total expenses	453,771	215,263	1,239,883	615,708
Income before provision for income taxes and equity in losses of unconsolidated subsidiaries	44,186	17,720	110,153	47,258
Provision for income taxes	10,026	4,839	17,786	12,393
Income before equity in losses of unconsolidated subsidiaries	34,160	12,881	92,367	34,865
Equity in losses of unconsolidated subsidiaries	(1,611)	(128)	(3,098)	(452)
Net income	32,549	12,753	89,269	34,413
Less: Net loss (income) attributable to non-controlling interest	770	0	776	(44)
Net income attributable to National General Holdings Corp. (NGHC)	33,319	12,753	90,045	34,369
Dividends on preferred stock	(1,260)	0	(1,260)	(2,158)
Net income attributable to NGHC common stockholders	$ 32,059	$ 12,753	$ 88,785	$ 32,211
Earnings Per Share [Abstract]
Basic earnings per share	$ 0.34	$ 0.16	$ 0.98	$ 0.54
Diluted earnings per share	$ 0.34	$ 0.16	$ 0.96	$ 0.50
Dividends declared per common share	$ 0.01	$ 0.01	$ 0.03	$ 0.01
Weighted average common shares outstanding:
Basic	93,359,265	79,700,000	90,853,536	60,063,250
Diluted	95,663,429	80,624,303	92,615,198	68,690,957